Capital and reserves (Tables)	12 Months Ended
Dec. 31, 2022
Texts Block [Abstract]
Summary Of Movements In GHI Shares and GHL Ordinary Shares
a)
Movements in GHL Class A ordinary shares and Class B ordinary shares (collectively “GHL Ordinary Shares”):

(in thousands of shares)	Note	Class A ordinary shares		Class B ordinary shares
Grab Holdings Limited
		2022	2021	2022	2021
In issue at January 1 – in issue		3,619,098	—	122,882	—
Issuance of GHL shares as part of Reverse Recapitalization	11(i)(b)
Merger with AGC		—	62,491	—	—
Exchange of GHI ordinary shares and CRPS		—	3,152,143	—	122,882
Issued for cash to external investors		—	404,009	—	—
Issued for acquisition of non-controlling interests		77,170	—	—	—
Issued in relation to business combination		8,194	—	—	—
Restricted share units vested		24,227	276	112	—
Exercise of share options		2,819	179	7,356	—
Conversion of Class B ordinary shares to Class A ordinary shares		4,570	—	(4,570)	—
In issue at December 31		3,736,078	3,619,098	125,780	122,882
Restricted ordinary shares issued but not fully vested		—	—	(21,635)	(32,452)
In issue at December 31 – fully paid		3,736,078	3,619,098	104,145	90,430

Movements in GHI ordinary shares and GHI convertible redeemable preference shares (collectively “GHI Shares”)

(in thousands of shares)	Note	Ordinary shares*		CRPS*
Grab Holdings Inc.		2021	2020	2021	2020
In issue on January 1		198,538	161,371	2,871,351	2,576,688
Issued for acquisition of NCI/ in business combination		964	19,332	—	652
Issued for cash		—	—	98,065	294,011
Restricted share units vested	17	11,810	10,166	—	—
Exercise of share options	17	61,845	7,669	—	—
Restricted ordinary shares	17	32,452	—	—	—
Exchange for GHL Class A and Class B ordinary shares as part of Reverse Recapitalization	11(i)(a)	(305,609)	—	(2,969,416)	—
In issue at December 31 – fully paid		—	198,538	—	2,871,351

* the number of shares reflect the exchange ratio to receive 1.3032888 GHL Ordinary Shares for each GHI Share

Summary of Share Listing Expenses Recognised In Profit or Loss Explanatory

The acquisition of the net assets of AGC on December 1, 2021 did not meet the definition of a business under IFRS and was therefore accounted for as a share-based payment, with the former AGC shareholders receiving one GHL Class A ordinary share for each issued and outstanding ordinary share in AGC. The excess of fair value of GHL shares issued over the fair value of AGC’s identifiable net assets acquired represents compensation for the service of a stock exchange listing for its shares and is expensed as incurred, the summary of which is as follows:

(in $ millions)	2021
Fair value of net assets of AGC	398
Less: Fair value of consideration comprising: 62.5 million GHL Class A ordinary shares	(688)
Share listing expenses recognized in profit or loss	(290)

Summary Of Reserves Of The Group

The reserves of the Group comprise the following balances:

	2022	2021
(in $ millions)	$	$
Share-based payment reserve	516	382
Foreign currency translation reserve	(67)	(19)
Other reserve	153	243
	602	606